OTHER INTANGIBLE ASSETS, NET - Schedule of Estimated Amortization Expense (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2022	$ 106,566
2023	85,026
2024	65,680
2025	19,302
2026	15,189
Thereafter	3,615
Estimated amortization expense	$ 295,378